DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

Supplement Dated February 28, 2014 to Prospectus Dated February 28, 2014

Citibank, N.A. is the Custodian of each of the Fund’s investments. As such, the back cover of the prospectus is revised to reflect the address for the Custodian as follows:

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

This Supplement and the Prospectus dated February 28, 2014 provide the information a prospective investor ought to know before investing and should be retained for future reference.

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

Supplement Dated February 28, 2014 to

Statement of Additional Information Dated February 28, 2014

Citibank, N.A. is the Custodian of each of the Fund’s investments. Accordingly, this Statement of Additional Information is revised as follows:

On page 46, under the Portfolio Holdings Disclosure section, the second sentence in the first paragraph is replaced with the following sentence:

In addition to the policies described in the Prospectus, the Funds may release or authorize the release of portfolio holdings that are not publically available for legitimate business purposes, provided that such disclosure is approved by the President of the Trust and Chief Administrative Officer of the Trust, to third party service providers of the Fund or the Adviser, which include Citibank, N.A., the custodian; Citi Fund Services, the fund accountant; Ernst & Young, the Funds’ independent registered public accounting firm; Thompson Hine LLP, legal counsel; and the Funds’ financial printer.

On page 54, the first sentence under the Custodian section is revised as follows:

Citibank, N.A., 388 Greenwich Street, New York, NY 10013, is Custodian of each Fund’s investments.

This Supplement and the prospectus dated February 28, 2014 and Statement of Additional

Information dated February 28, 2014, provide the information a prospective investor ought to know before investing and should be retained for future reference.